Short Term Investments - Schedule of Short Term Investments (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Short Term Investments [Abstract]
Certificate of deposits		$ 298,495	$ 15,633
Short term investments		$ 298,495